Investment in Joint Ventures - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of joint ventures [line items]
Share of capital commitment	¥ 2,100	$ 300	¥ 81,000
Cash and cash equivalents	5,877,647	908,264	5,753,268	$ 889,044	¥ 5,559,890	¥ 5,390,324
People's Republic of China [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	30,400	4,700	44,800
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	160,844		164,942
Y & C Engine Co., Ltd. [Member] | Outstanding bills receivables discounted with banks by retain recourse obligation [member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	40,100	6,200	45,000
Y & C Engine Co., Ltd. [Member] | Outstanding Bills Receivables Endorsed To Suppliers by Retain Recourse Obligation [Member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	58,400	9,000	11,400
Joint ventures [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	206,173	31,860	228,774
Share of restricted cash	65,200	10,100	60,800
Bills receivables	¥ 28,600	$ 4,400	¥ 50,800